Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding	0.67%	0.81%
Weighted average interest rate on total outstanding long-term debt	2.29%	3.73%
Unused line of credit facilities	¥ 2,212,949
Committed lines of credit, none of which was in use	788,312
Minimum | Loans maturing through 2031 and 2029
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	0.59%
Maximum | Loans maturing through 2031 and 2029
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	15.13%
Asset Backed Notes Maturing Through 2013
Debt Disclosure [Line Items]
Weighted average interest rate of asset backed notes secured by finance subsidiaries-receivables	1.94%	2.15%
Minimum | Medium Term Notes Maturing Through 2023
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.42%	0.61%
Maximum | Medium Term Notes Maturing Through 2023
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.29%	0.49%
Commercial Paper
Debt Disclosure [Line Items]
Unused line of credit facilities	598,472
Medium-term Notes
Debt Disclosure [Line Items]
Unused line of credit facilities	¥ 1,614,477